RELATED PARTY TRANSACTIONS - Debentures (Details) - Direct or indirect shareholders R$ in Thousands	Dec. 31, 2017 BRL (R$) instrument	Dec. 31, 2016 BRL (R$) instrument
RELATED PARTY TRANSACTIONS
Debentures held | R$	R$ 348	R$ 33,438
Number of debentures held | instrument	63	5,964